RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

Note 13. Related Party Transactions

During 2022 and 2021, the Company recorded general and administrative expenses of $0.3 million and $0.4 million, respectively, related to consulting services provided by the founder and Chairman of the Company’s Board. The Company accrued $60,000 and $0 for such services as of December 31, 2022 and 2021, respectively.